REPO AND REVERSE REPO TRANSACTIONS - (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
REPO AND REVERSE REPO TRANSACTIONS
Book Value		$ 435,401
Book Value	$ 22,354,735